Leases - Additional Information 1 (Details)	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) facility
Leases
Amount of lease not yet commenced	$ 1,578,821
Number of facilities subleased | facility				2
Write off of sublease receivable		$ 228,946	$ 0	$ 312,940